Income Taxes (Schedule Of Components Of Consolidated Statements Of Income And Equity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) related to continuing operations	$ 10,941,000	$ 84,185,000	$ (19,389,000)
Income tax expense/(benefit) related to discontinued operations	0	0	343,000
Income tax expense/(benefit) related to, Pension and postretirement plans	(6,689,000)	(42,842,000)	39,394,000
Income tax expense/(benefit) related to, Unrealized gains/(losses) on investment securities available-for-sale	(9,445,000)	18,135,000	(41,761,000)
Income tax expense/(benefit) related to, Share-based compensation	(356,000)	7,220,000	1,569,000
Total	$ (5,549,000)	$ 66,698,000	$ (19,844,000)